(Loss)/earnings per share	6 Months Ended
Dec. 31, 2021
(Loss)/earnings per share
(Loss)/earnings per share

12         (Loss)/earnings per share

	Three months ended		Six months ended
	31 December		31 December
	2021	2020	2021	2020
(Loss)/profit for the period (£’000)	(1,402)	63,828	(16,941)	33,558
Basic (loss)/earnings per share (pence)	(0.86)	39.17	(10.39)	20.60
Diluted (loss)/earnings per share (pence) (1)	(0.86)	39.07	(10.39)	20.54

(i)	Basic (loss)/earnings per share

Basic (loss)/earnings per share is calculated by dividing the (loss)/profit for the period by the weighted average number of ordinary shares in issue during the period.

(ii)	Diluted (loss)/earnings per share

Diluted (loss)/earnings per share is calculated by adjusting the weighted average number of ordinary shares in issue during the year to assume conversion of all dilutive potential ordinary shares. The Company has one category of dilutive potential ordinary shares: share awards pursuant to the 2012 Equity Incentive Plan (the “Equity Plan”). Share awards pursuant to the Equity Plan are assumed to have been converted into ordinary shares at the beginning of the financial year, or, if later, the date of issue of the potential ordinary shares.

12         (Loss)/earnings per share (continued)

(iii)	Weighted average number of shares used as the denominator

	Three months ended		Six months ended
	31 December		31 December
	2021	2020	2021	2020
	Number	Number	Number	Number
	‘000	‘000	‘000	‘000
Class A ordinary shares	53,962	40,622	49,466	40,622
Class B ordinary shares	110,724	124,000	115,216	124,000
Treasury shares	(1,683)	(1,683)	(1,683)	(1,683)
Weighted average number of ordinary shares used as the denominator in calculating basic (loss)/earnings per share	163,003	162,939	162,999	162,939
Adjustment for calculation of diluted earnings per share assumed conversion into Class A ordinary shares (1)	—	446	—	446
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted (loss)/earnings per share (1)	163,003	163,385	162,999	163,385
(1)	For the three and six months ended 31 December 2021, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.